Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

The Clorox Company 401(k) Plan
EIN: 31-0595760 Plan: 001

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value

	Eaton Vance Atlanta Capital SMID Cap Fund	Mutual fund	$119,030,901
	Northern World Selection Index Fund	Mutual fund	7,273,115
			126,304,016

*	Vanguard Institutional 500 Index Trust	Common collective trust fund	405,969,059
	J.P. Morgan Chase Bank US Active Core Equity Fund	Common collective trust fund	206,829,869
*	Vanguard Institutional Total Bond Market Index Trust	Common collective trust fund	155,816,213
*	Vanguard Institutional Total International Stock Market Index Trust	Common collective trust fund	143,915,488
	State Street Russell Small Mid Cap Index Securities Lending Series Fund	Common collective trust fund	128,022,910
	Galliard Stable Return Fund	Common collective trust fund	100,354,192
	MFS International Equity	Common collective trust fund	51,398,650
	Prudential Global Investment Management Core Plus Bond Fund	Common collective trust fund	37,885,991
*	Vanguard Target Retirement Income Trust I	Common collective trust fund	23,520,976
*	Vanguard Target Retirement 2020 Trust I	Common collective trust fund	26,873,600
*	Vanguard Target Retirement 2025 Trust I	Common collective trust fund	91,169,225
*	Vanguard Target Retirement 2030 Trust I	Common collective trust fund	79,981,899
*	Vanguard Target Retirement 2035 Trust I	Common collective trust fund	192,101,187
*	Vanguard Target Retirement 2040 Trust I	Common collective trust fund	104,959,736
*	Vanguard Target Retirement 2045 Trust I	Common collective trust fund	216,519,254
*	Vanguard Target Retirement 2050 Trust I	Common collective trust fund	96,462,333
*	Vanguard Target Retirement 2055 Trust I	Common collective trust fund	85,245,440
*	Vanguard Target Retirement 2060 Trust I	Common collective trust fund	40,375,245
*	Vanguard Target Retirement 2065 Trust I	Common collective trust fund	12,901,636
*	Vanguard Target Retirement 2070 Trust I	Common collective trust fund	1,745,634
			2,202,048,537

*	The Clorox Company Common Stock	Common stock	39,035,502

**	Vanguard Brokerage Option	Self-directed brokerage account	51,524,459

*	Participant loans	Interest rates ranging from 4.25% to 9.5% and with maturities through July 2040	19,273,572

	Total investments		$2,438,186,086

*	Indicates a party-in-interest to the Plan.
**	May include party-in-interest investments

Note: Column (d), cost, has been omitted, as all investments are participant-directed.